Oct. 28, 2019

Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated November 13, 2019

to Currently Effective Prospectuses

On November 7, 2019, the Board of Trustees of Janus Henderson Diversified Alternatives Fund (the “Fund”) approved (1) the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing the Bloomberg Barclays U.S. Aggregate Bond Index; and (2) the FTSE 3-Month US Treasury Bill Index +3% (the “T-Bill Index +3%”) as the new secondary benchmark for the Fund, replacing LIBOR +3%. In addition, the Trustees approved a change to the principal investment strategy of the Fund to increase the Fund’s targeted volatility level. Additionally, the Fund’s expected gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) is expected to increase. As a result of these changes, the Fund is expected to experience increased annualized volatility of returns relative to its primary benchmark index and the Fund’s prior investment periods.

The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. The T-Bill Index +3% is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis, plus 300 basis points. Janus Capital Management LLC believes that the T-Bill Index is a more appropriate benchmark in light of the Fund’s investment objective.

The benchmark and strategy changes will be effective on or about January 13, 2020.

As a result of the above changes, effective on or about January 13, 2020, the Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the eleventh paragraph in its entirety:

The Fund intends to target an annualized volatility of returns of approximately 7-9%. For the fiscal year ended June 30, 2019, the Fund’s annualized volatility of returns, during which time the Fund targeted an annualized volatility of 5-7%, was 5.33%. By comparison, the 15-year historical volatility level of the FTSE 3-Month US Treasury Bill Index, the Fund’s primary benchmark index, was approximately 0.47% as of June 30, 2019. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, such as futures and swaps, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 600% to 900% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk replaces the corresponding risk in its entirety:

Management Risk.  The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund may invest. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target annualized volatility range of 7-9% is expected to subject the Fund to increased volatility relative to its benchmark index, the FTSE 3-Month US Treasury Bill Index. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Year		Since Inception (12/28/12)
Class I Shares
Return Before Taxes	-4.39%	1.09%		0.78%
Return After Taxes on Distributions	-4.65%	0.44%		0.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-2.60%	0.59%		0.40%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
Class A Shares
Return Before Taxes(2)	-10.12%	-0.30%		-0.42%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
Class C Shares
Return Before Taxes(3)	-6.20%	0.24%		-0.08%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
Class S Shares
Return Before Taxes	-4.79%	0.79%		0.45%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
Class N Shares
Return Before Taxes	-4.34%	1.15%		0.83%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
Class T Shares
Return Before Taxes	-4.55%	0.98%		0.65%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(4)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
(4)
Due to rounding, the performance of the FTSE 3-Month US Treasury Bill Index +3% for the 5 Year period reflects a small variance from the 300 basis point adjustment to the returns of the FTSE 3-Month US Treasury Bill Index.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

Effective January 13, 2020, the Fund’s primary benchmark index changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”), and the Fund’s secondary benchmark index changed from LIBOR +3% to the FTSE 3-Month US Treasury Bill Index +3% (the “T-Bill Index +3%”). Janus Capital believes that the T-Bill Index is a more appropriate benchmark in light of the Fund’s principal investment strategy. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The T-Bill Index +3% is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis, plus 300 basis points.

•
The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

Class D Shares

Supplement dated November 13, 2019

to Currently Effective Prospectuses

On November 7, 2019, the Board of Trustees of Janus Henderson Diversified Alternatives Fund (the “Fund”) approved (1) the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing the Bloomberg Barclays U.S. Aggregate Bond Index; and (2) the FTSE 3-Month US Treasury Bill Index +3% (the “T-Bill Index +3%”) as the new secondary benchmark for the Fund, replacing LIBOR +3%. In addition, the Trustees approved a change to the principal investment strategy of the Fund to increase the Fund’s targeted volatility level. Additionally, the Fund’s expected gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) is expected to increase. As a result of these changes, the Fund is expected to experience increased annualized volatility of returns relative to its primary benchmark index and the Fund’s prior investment periods.

The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. The T-Bill Index +3% is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis, plus 300 basis points. Janus Capital Management LLC believes that the T-Bill Index is a more appropriate benchmark in light of the Fund’s investment objective.

The benchmark and strategy changes will be effective on or about January 13, 2020.

As a result of the above changes, effective on or about January 13, 2020, the Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the eleventh paragraph in its entirety:

The Fund intends to target an annualized volatility of returns of approximately 7-9%. For the fiscal year ended June 30, 2019, the Fund’s annualized volatility of returns, during which time the Fund targeted an annualized volatility of 5-7%, was 5.33%. By comparison, the 15-year historical volatility level of the FTSE 3-Month US Treasury Bill Index, the Fund’s primary benchmark index, was approximately 0.47% as of June 30, 2019. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, such as futures and swaps, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 600% to 900% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk replaces the corresponding risk in its entirety:

Management Risk.  The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund may invest. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target annualized volatility range of 7-9% is expected to subject the Fund to increased volatility relative to its benchmark index, the FTSE 3-Month US Treasury Bill Index. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Year		Since Inception (12/28/12)
Class D Shares
Return Before Taxes	-4.54%	0.97%		0.67%
Return After Taxes on Distributions	-4.78%	0.37%		0.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-2.69%	0.52%		0.33%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	1.86%	0.60%		0.51%
FTSE 3-Month US Treasury Bill Index +3% (reflects no deduction for expenses, fees, or taxes)	4.86%	3.61	%(2)	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	0.01%	2.52%		1.73%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Due to rounding, the performance of the FTSE 3-Month US Treasury Bill Index +3% for the 5 Year period reflects a small variance from the 300 basis point adjustment to the returns of the FTSE 3-Month US Treasury Bill Index.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

Effective January 13, 2020, the Fund’s primary benchmark index changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”), and the Fund’s secondary benchmark index changed from LIBOR +3% to the FTSE 3-Month US Treasury Bill Index +3% (the “T-Bill Index +3%”). Janus Capital believes that the T-Bill Index is a more appropriate benchmark in light of the Fund’s principal investment strategy. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The T-Bill Index +3% is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis, plus 300 basis points.

•
The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please retain this Supplement with your records.